Balances and Transactions with Related Parties (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balances and Transactions With Related Parties [Abstract]
Short-term benefits		$ 3	$ 16
Share-based payment to those employed by the Company or on its behalf	182	190	394
Share-based payment to those not employed by the Company or on its behalf	$ 150	$ 147	$ 41